Statements Of Consolidated Membership Interests (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements Of Consolidated Membership Interest [Abstract]
Sale of related-party agreements, tax benefit			$ 1
Interests outstanding	635,000,000	635,000,000	635,000,000
Net effects of cash flow hedges, tax expense	$ 1	$ 1	$ 1
Defined benefit pension plans- net tax benefit	$ 33	$ 11	$ 1